Note 12 - Warrants (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Warrants [Abstract]
Warrants
12. Warrants

A summary of the warrant activity during the six months ended June 30, 2020 is presented as follows:

Warrant class	Outstanding as of December 31, 2019	Issued	Exercised	Expired	Outstanding as of June 30, 2020
Class K Warrants	7,200,000	—	—	—	7,200,000
Class O Warrants	909,091	—	—	—	909,091
Class P Warrants	1,365,000	—	(1,000,000)	(100,000)	265,000
Common Stock Purchase Warrants	—	1,000,000	—	—	1,000,000
	9,474,091	1,000,000	(1,000,000)	(100,000)	9,374,091

A summary of the warrant exercise price per share and expiration date is presented as follows:

	Exercise price/share	Expiration date
Class K Warrants	$0.08	June 2025
Class K Warrants	$0.11	August 2027
Class O Warrants	$0.11	January2022
Class P Warrants	$0.20	June 2024
Common Stock Purchase Warrants	$0.35	June 2025

The fair value of the Common Stock Purchase Warrants is estimated on the date of grant using the Black-Scholes option pricing model which approximates the binomial model using the following weighted average assumptions for the six months ended June 30, 2020:

June 30, 2020
Weighted average contractual terms in years	2.5
Weighted average risk free interest rate	0.47%
Weighted average volatility	107.12%

14. Warrants

A summary of warrants as of December 31, 2019 and 2018, is presented as follows:

Warrant class	Outstanding as of December 31, 2017	Issued	Exercised	Expired	Outstanding as of December 31, 2018	Issued	Exercised	Expired	Outstanding as of December 31, 2019
Class F Warrants	300,000	—	—	(300,000)	—	—	—	—	—
Class G Warrants	1,503,409	—	—	(1,503,409)	—	—	—	—	—
Class H Warrants	1,988,095	—	—	(1,988,095)	—	—	—	—	—
Class I Warrants	1,043,646	—	—	(1,043,646)	—	—	—	—	—
Class K Warrants	7,200,000	—	—	—	7,200,000	—	—	—	7,200,000
Class L Warrants	63,898,173	—	(6,639,834)	—	57,258,339	—	(57,133,339)	(125,000)	—
Class N Warrants	13,943,180	17,644,999	(1,136,364)	—	30,451,815	—	(29,951,815)	(500,000)	—
Class O Warrants	6,540,000	1,509,091	(120,000)	—	7,929,091	—	(6,549,090)	(470,910)	909,091
Class P Warrants	—	—	—	—	—	1,365,000	—	—	1,365,000
Series A Warrants	1,561,348	—	(405,666)	—	1,155,682	—	(1,092,936)	(62,746)	—
	97,977,851	19,154,090	(8,301,864)	(4,835,150)	103,994,927	1,365,000	(94,727,180)	(1,158,656)	9,474,091

A summary of the warrant exercise price per share and expiration date is presented as follows:

	Exercise price/share	Expiration date
Class K Warrants	$0.08	June 2025
Class K Warrants	$0.11	August 2027
Class O Warrants	$0.11	January 2022
Class P Warrants	$0.01	June 2021
Class P Warrants	$0.20	June 2024

On January 23, 2019, the Company extended the expiration date to May 1, 2019 for Series A Warrants, Class L Warrants and Class N Warrants. On March 1, 2019, the Company extended the expiration date to June 28, 2019 for Class N Warrants and Class O Warrants. On May 31, 2019, the Company amended the expiration date of the Class N warrants from June 28, 2019 to September 3, 2019. No consideration was given for the warrant extensions.

The Company has 1,033,334 Class L Warrants and 62,811 Series A Warrants that have been exercised but the common stock has not yet been issued. The cash for these issuable shares was previously received and recorded in Advances from related parties and Short term notes payable.

The exercise price and the number of shares covered by the warrants will be adjusted if the Company has a stock split, if there is a recapitalization of the Company’s common stock, or if the Company consolidates with or merges into another company.

The Class K Warrants may be exercised on a physical settlement or on a cashless basis.

On June 11, 2019, the Company issued Class P Warrant Agreements to vendors to purchase 265,000 shares of common stock at an exercise price of $0.20 per share. Each Class P Warrant represents the right to purchase one share of Common Stock. The estimated fair value of the Class P Warrants at the grant date was $36,067 and was recorded as selling and marketing expense. The warrants vested upon issuance and expire on June 11, 2024.

On June 14, 2019, the Company issued Class P Warrant Agreement to a vendor to purchase up to 1,000,000 shares of common stock at an exercise price of $0.01 per share. Each Class P Warrant represents the right to purchase one share of Common Stock. The estimated fair value of the Class P Warrants at the grant date was $150,800 and was recorded as general and administrative expense. The warrants vested upon issuance and expire on June 14, 2021.

On June 24, 2019, the Company issued Class P Warrant Agreement to a vendor to purchase up to 100,000 shares of common stock at an exercise price of $0.20 per share. Each Class P Warrant represents the right to purchase one share of Common Stock. The estimated fair value of the Class P Warrant will be recorded as selling and marketing expense as the warrants are earned per the milestones. The warrants have not yet vested based on milestones and expire on June 24, 2024.

In March 2019, the Company entered into a three month consulting agreement for which a portion of the fee for the services was to be paid with a par value warrant for 1,000,000 shares of Common Stock. The Company issued the warrant agreement in June 2019. The $150,800 calculated fair value of the warrants was recorded as a non-cash general and administrative expense during the year ended December 31, 2019.

On January 26, 2018, the Company issued Class O Warrant Agreements to a related party vendor to purchase 909,091 shares of common stock at an exercise price of $0.11 per share. Each Class O Warrant represents the right to purchase one share of Common Stock. The estimated fair value of the Class O Warrants at the grant date was $160,455 and was recorded as general and administrative expense. The warrants vested upon issuance and expire on March 17, 2019. On March 1, 2019, the Company extended the expiration date to June 28, 2019.

In 2018, the Company issued Class O Warrant Agreements to a vendor to purchase 600,000 shares of common stock at an exercise price of $0.11 per share. Each Class O Warrant represents the right to purchase one share of Common Stock. The estimated fair value of the Class O Warrants at their respective grant dates was $159,370 and was recorded as general and administrative expense. The warrants vested upon issuance and expire on March 17, 2019. On March 1, 2019, the Company extended the expiration date to June 28, 2019.

The Class K Warrants and the Series A Warrants were derivative financial instruments. The estimated fair value of the Class K Warrants at the date of grant was $36,989 and recorded as debt discount, which is accreted to interest expense through the maturity date of the related notes payable, related parties. The estimated fair values of the Series A Warrants and the Series B Warrants at the date of grant were $557,733 for the warrants issued in conjunction with the 2014 Private Placement and $47,974 for the warrants issued in conjunction with the 18% Convertible Promissory Notes. The fair value of the Series A Warrants and Series B Warrants were recorded as equity issuance costs in 2014, a reduction of additional paid-in capital. The Series B Warrants expired unexercised in March 2015.

The estimated fair values were determined using a binomial option pricing model based on various assumptions. The Company’s derivative liabilities have been classified as Level 3 instruments and are adjusted to reflect estimated fair value at each period end, with any decrease or increase in the estimated fair value being recorded in other income or expense accordingly, as adjustments to the fair value of derivative liabilities. Various factors are considered in the pricing models the Company uses to value the warrants, including the Company’s current common stock price, the remaining life of the warrants of 0.085 years, the volatility of the Company’s common stock price of 102%, and the risk-free interest rate of 2.43% for the year ended December 31, 2019. The remaining life of the warrants which ranged from 0.21 to 8.6 years, the volatility of the Company’s common stock price which ranged from 112% to 134%, and the risk-free interest rate which ranged from 2.43% to 2.64% for the year ended December 31, 2018. In addition, as of the valuation dates, management assessed the probabilities of future financing and other re-pricing events in the binominal valuation models.

A summary of the changes in the warrant liability during the years ended December 31, 2019 and 2018, is as follows:

	Class K Warrants	Series A Warrants	Total
Warrant liability as of December 31, 2017	$1,616,000	$327,883	$1,943,883
Issued	—	—	—
Redeemed	—	(118,838)	(118,838)
Change in fair value	(74,000)	18,624	(55,376)
Warrant liability as of December 31, 2018	1,542,000	227,669	1,769,669
Change in fair value	—	(32,359)	(32,359)
Expired	—	(195,310)	(195,310)
Reclassification due to Adoption of ASU 2017-11 (see Note 2)	(1,542,000)	—	(1,542,000)
Warrant liability as of December 31, 2019	$—	$—	$—